FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08874
                                   ---------

                           TEMPLETON DRAGON FUND, INC.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 9/30/04
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.


    TEMPLETON DRAGON FUND, INC.

QUARTERLY STATEMENT OF INVESTMENTS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ..................................................    3

Notes to Statement of Investments .........................................    6

                                   [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1

                      This page intentionally left blank.

TEMPLETON DRAGON FUND, INC.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------------------------
                                                          COUNTRY         SHARES          VALUE
--------------------------------------------------------------------------------------------------
    COMMON STOCKS 96.0%
    AIR FREIGHT & LOGISTICS .1%
    Sinotrans Ltd. ................................        China          2,342,000    $   810,983
                                                                                       -----------
    AUTO COMPONENTS 1.7%
    Cheng Shin Rubber Industry Co. Ltd. ...........        Taiwan         9,409,160     11,522,551
                                                                                       -----------
    BEVERAGES .1%
    Kingway Brewery Holdings Ltd. .................        China          2,094,000        644,539
                                                                                       -----------
    CAPITAL MARKETS 1.1%
 (a)Yuanta Core Pacific Securities Co. ............        Taiwan        10,819,067      7,643,733
                                                                                       -----------
    COMMERCIAL BANKS 8.5%
    Chinatrust Financial Holding Co. Ltd. .........        Taiwan         8,763,477      9,441,956
    HSBC Holdings PLC .............................    United Kingdom     1,366,309     21,728,610
    Mega Financial Holdings Co. Ltd. ..............        Taiwan        27,217,000     17,145,829
    Sinopac Holdings ..............................        Taiwan        16,506,737      8,649,394
                                                                                       -----------
                                                                                        56,965,789
                                                                                       -----------

    COMMUNICATIONS EQUIPMENT .7%
    D-Link Corp. ..................................        Taiwan         2,052,309      2,253,492

 (a)TCL Communication Technology Holdings .........        China         19,584,000      2,762,838
                                                                                       -----------
                                                                                         5,016,330
                                                                                       -----------

    COMPUTERS & PERIPHERALS 5.5%
    Acer Inc. .....................................        Taiwan        12,232,022     16,563,821
    Advantech Co. Ltd. ............................        Taiwan         2,929,282      5,993,085
    Asustek Computer Inc. .........................        Taiwan         2,883,512      6,323,864
    Lenovo Group Ltd. .............................        China          7,604,000      2,559,957
    Lite-on Technology Corp. ......................        Taiwan         5,776,100      5,390,120
                                                                                       -----------
                                                                                        36,830,847
                                                                                       -----------

    CONSTRUCTION MATERIALS 4.6%
    Anhui Conch Cement Co. Ltd. ...................        China          1,306,000      1,867,581
    Cheung Kong Infrastructure Holdings Ltd. ......      Hong Kong       11,060,000     28,581,927
 (a)China Resources Cement ........................        China            872,000        212,486
                                                                                       -----------
                                                                                        30,661,994
                                                                                       -----------

    DISTRIBUTORS 2.9%
    China Resources Enterprise Ltd. ...............        China         12,628,000     16,438,491
    Test-Rite International Co. Ltd. ..............        Taiwan         5,126,125      2,927,490
                                                                                       -----------
                                                                                        19,365,981
                                                                                       -----------

    DIVERSIFIED TELECOMMUNICATION SERVICES .7%
    China Telecom Corp. Ltd., H ...................        China         14,280,000      4,624,352
                                                                                       -----------

    ELECTRIC UTILITIES 4.2%
    Datang International Power Generation Co. Ltd.         China         26,502,000     21,583,094
    Guangdong Electric Power Development Co Ltd., B        China          4,371,100      2,668,450
    Huadian Power International Corp. Ltd., H .....        China          3,978,000      1,300,967
    Huaneng Power International Inc., H ...........        China          3,388,000      2,737,444
                                                                                       -----------
                                                                                        28,289,955
                                                                                       -----------

    ELECTRICAL EQUIPMENT .5%
    Phoenixtec Power Co. Ltd. .....................        Taiwan         3,632,945      3,475,735
                                                                                       -----------


                                          Quarterly Statement of Investments | 3

TEMPLETON DRAGON FUND, INC.

--------------------------------------------------------------------------------------------------
                                                          COUNTRY         SHARES          VALUE
--------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    ELECTRONIC EQUIPMENT & INSTRUMENTS 2.4%
    Delta Electronics Inc. ........................        Taiwan        11,788,952    $ 16,484,404
                                                                                       ------------
    FOOD & STAPLES RETAILING 14.9%
    Dairy Farm International Holdings Ltd. ........      Singapore       39,911,478     100,177,810
                                                                                       ------------
    FOOD PRODUCTS 1.2%
    UNI-President Enterprises Corp. ...............        Taiwan        16,069,030       7,757,789
                                                                                       ------------
    HOTELS RESTAURANTS & LEISURE 2.3%
    Hong Kong & Shanghai Hotels Ltd. ..............      Hong Kong       21,534,000      15,742,036
                                                                                       ------------
    HOUSEHOLD DURABLES 3.2%
    TCL International Holdings Inc. ...............        China         48,960,000      14,599,087
    Tsann Kuen Enterprise Co. Ltd. ................        Taiwan         5,655,580       6,792,689
                                                                                       ------------
                                                                                         21,391,776
                                                                                       ------------
    INDUSTRIAL CONGLOMERATES 4.6%
    Beijing Enterprises Holdings Ltd. .............        China          3,058,000       3,706,215
    CITIC Pacific Ltd. ............................        China          7,081,000      18,208,338
    Shanghai Industrial Holdings Ltd. .............        China          4,954,000       9,022,059
                                                                                       ------------
                                                                                         30,936,612
                                                                                       ------------
    IT SERVICES .3%
    Travelsky Technology Ltd., H ..................        China          2,837,000       2,328,631
                                                                                       ------------
    LEISURE EQUIPMENT & PRODUCTS .2%
    Altek Corp. ...................................        Taiwan         2,571,840       1,317,339
                                                                                       ------------

    MACHINERY 2.4%
    China International Marine Containers .........        China          7,773,186      14,096,451
    Yung Tay Engineering Co. Ltd. .................        Taiwan         3,958,000       2,039,005
                                                                                       ------------
                                                                                         16,135,456
                                                                                       ------------
    METALS & MINING .1%
    Aluminum Corp. of China Ltd., H ...............        China          1,028,000         665,803
    China Oriental Group Co. Ltd., 144A ...........        China            422,000          82,266
                                                                                       ------------
                                                                                            748,069
                                                                                       ------------
    OFFICE ELECTRONICS .1%
    Kinpo Electronics Inc. ........................        Taiwan         1,454,000         612,075
                                                                                       ------------

    OIL & GAS 9.0%
    China Petroleum & Chemical Corp., H ...........        China        109,224,000      44,475,735
    PetroChina Co. Ltd., H ........................        China         30,780,000      16,481,109
                                                                                       ------------
                                                                                         60,956,844
                                                                                       ------------
    REAL ESTATE 10.4%
    Cheung Kong Holdings Ltd. .....................      Hong Kong        2,575,000      22,043,971
    Hang Lung Group Ltd. ..........................      Hong Kong       19,441,042      30,418,703
    Henderson China Holdings Ltd. .................        China          9,215,000       4,490,971
    Henderson Investment Ltd. .....................      Hong Kong        7,485,000       9,695,596
    Hong Kong Land Holdings Ltd. ..................      Hong Kong        1,904,000       3,750,880
                                                                                       ------------
                                                                                         70,400,121
                                                                                       ------------


4 | Quarterly Statement of Investments

TEMPLETON DRAGON FUND, INC.

-------------------------------------------------------------------------------------------------------------------
                                                                          COUNTRY          SHARES          VALUE
-------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.0%
    Elan Microelectronics Corp. ...................................        Taiwan         3,517,396    $  2,464,352
    Faraday Technology Corp. ......................................        Taiwan           432,259         636,236
    Princeton Technology Corp. ....................................        Taiwan           546,600         452,148
    Samsung Electronics Co. Ltd. ..................................     South Korea          10,780       4,287,660
    Siliconware Precision Industries Co. Ltd. .....................        Taiwan         4,340,000       2,976,803
    Sunplus Technology Co. Ltd. ...................................        Taiwan         6,264,390       8,906,978
    Taiwan Semiconductor Manufacturing Co. ........................        Taiwan         5,844,000       7,449,079
                                                                                                       ------------
                                                                                                         27,173,256
                                                                                                       ------------
    TEXTILES APPAREL & LUXURY GOODS .6%
    Tack Fat Group International Ltd. .............................      Hong Kong       26,080,000       2,040,322
    Tainan Enterprises Co., Ltd. ..................................        Taiwan         1,846,000       2,309,538
                                                                                                       ------------
                                                                                                          4,349,860
                                                                                                       ------------
    TRANSPORTATION INFRASTRUCTURE 3.0%
    China Merchants Holdings (International) Co. Ltd. .............        China          4,878,000       7,350,908
    Cosco Pacific Ltd. ............................................        China          6,678,000      11,133,997
    Zhejiang Expressway Co. Ltd., H ...............................        China          2,426,000       1,586,800
                                                                                                       ------------
                                                                                                         20,071,705
                                                                                                       ------------
    WIRELESS TELECOMMUNICATION SERVICES 6.7%
    China Mobile (Hong Kong) Ltd. .................................        China         12,576,000      38,225,414
    Taiwan Cellular Corp. .........................................        Taiwan         7,047,764       6,763,530
                                                                                                       ------------
                                                                                                         44,988,944
                                                                                                       ------------
    TOTAL COMMON STOCKS (COST $448,977,016) .......................                                     647,425,516
                                                                                                       ------------
    SHORT TERM INVESTMENTS (COST $24,521,521) 3.6%
 (b)Franklin Institutional Fiduciary Trust Money Market Portfolio .    United States     24,521,521      24,521,521
                                                                                                       ------------
    TOTAL INVESTMENTS (COST $473,498,537) 99.6% ...................                                     671,947,037
    OTHER ASSETS, LESS LIABILITIES .4% ............................                                       2,371,361
                                                                                                       ------------
    NET ASSETS 100.0% .............................................                                    $674,318,398
                                                                                                       ============

(a)   Non-income producing.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the fund's investment manager.


                                          Quarterly Statement of Investments |
                                      See Notes to Statement of Investments. | 5

TEMPLETON DRAGON FUND, INC.

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Dragon Fund, Inc. (the Fund), is registered under the Investment Company Act of 1940 as a closed-end, non-diversified investment company.

1. INCOME TAXES

At September 30, 2004, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments .....................................         $ 475,003,236
                                                                  -------------
Unrealized appreciation .................................         $ 210,984,135
Unrealized depreciation .................................           (14,040,334)
                                                                  -------------
Net unrealized appreciation (depreciation) ..............         $ 196,943,801
                                                                  =============

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


6 | Quarterly Statement of Investments




ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON DRAGON FUND, INC.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date November 29, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date November 29, 2004



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date  November 29, 2004